Stock Options and Other Share-Based Payments	12 Months Ended
Dec. 31, 2012
Stock Options and Other Share-Based Payments [Abstract]
Stock Options and Other Share-Based Payments
(11) Stock Options and Other Share-Based Payments
QVC employees and officers received stock options (the “Options”) and restricted shares in LINTA and LVNTA common stock in accordance with the Liberty Interactive Corporation 2000 Incentive Plan, as amended from time to time; the Liberty Interactive Corporation 2007 Incentive Plan, as amended from time to time and the Liberty Interactive Corporation 2010 Incentive Plan, as amended from time to time (collectively, the “Liberty Incentive Plan”).
(a) Stock options
In August 2012, the LINTA stock was split into two tracking stocks, LINTA and LVNTA. The split was one LVNTA share for every 20 LINTA shares. Under the Liberty Incentive Plan, the Options have an exercise price equal to or greater than the fair market value of a share of LINTA and LVNTA common stock at the date of the grant. Under the Liberty Incentive Plan, the Options have a seven year term from the date of grant, with the Options generally becoming exercisable over four years from the date of grant, vesting in eight equal semi-annual traunches.
For accounting purposes, the Options are classified as equity‑based awards.
During the fourth quarter of 2012, Liberty entered into an option exchange transaction that required a series of transactions with certain officers of the Company in order to recognize tax deductions associated with the stock options in the current year versus future years (the "Option Exchange"). On December 4, 2012 (the "Grant Date"), there was an acceleration of (i) each unvested in-the-money option to acquire shares of LINTA and (ii) each unvested in-the-money option to acquire shares of LVNTA, in each case, held by certain officers (collectively, the "Eligible Optionholders"). Following this acceleration, also on the Grant Date, each Eligible Optionholder exercised, on a net settled basis, substantially all of his or her outstanding in-the-money vested and unvested options to acquire LINTA shares and LVNTA shares (the "Eligible Options"), and:

•
with respect to each vested Eligible Option, Liberty granted the Eligible Optionholder a vested new option with substantially the same terms and conditions as the exercised vested Eligible Option, except that the exercise price for the new option is the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the Grant Date;

•	and with respect to each unvested Eligible Option:

◦
the Eligible Optionholder sold to Liberty the shares of LINTA or LVNTA, as applicable, received upon exercise of such unvested Eligible Option on the Grant Date for cash equal to the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the grant date;

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each Eligible Optionholder used the proceeds of that net sale to purchase from Liberty at that price an equal number of restricted LINTA or LVNTA shares, as applicable; which have a vesting schedule identical to that of the exercised unvested Eligible Option; and

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Liberty granted the Eligible Optionholder an unvested new option, with substantially the same terms and conditions as the exercised unvested Eligible Option, except that (a) the number of shares underlying the new option is equal to the number of shares underlying such exercised unvested Eligible Option less the number of restricted shares purchased from Liberty as described above and (b) the exercise price of the new option is the closing price per LINTA or LVNTA share, as applicable, on The Nasdaq Global Select Market on the grant date.

This Option Exchange was considered a modification under ASC 718-Stock Compensation. The unamortized value of the unvested Eligible Options that were exercised was $25 million, of which $23 million related to LINTA and $2 million related to LVNTA, and will be expensed over the vesting periods of the restricted shares attributable to the exercise of those options. The grant of new vested options resulted in incremental compensation expense in the fourth quarter of 2012 of $8 million, of which $7 million related to LINTA and $1 million related to LVNTA. The grant of new unvested options resulted in incremental compensation expense totaling $16 million and $3 million for LINTA and LVNTA, respectively, which will be amortized over the vesting periods of those options.
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA Options granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000s)	Weighted average remaining life (years)
Outstanding at January 1, 2010	11,158,534	$4.92	$66,109	6.2
Granted	3,459,829	12.97
Exercised	(1,810,458)	4.59
Forfeited	(434,559)	5.86
Outstanding at December 31, 2010	12,373,346	7.18	106,270	5.4
Granted	5,883,749	15.99
Exercised	(1,759,090)	5.41
Forfeited	(1,057,706)	7.76
Outstanding at December 31, 2011	15,440,299	10.70	85,216	5.1
Granted	5,373,916	16.44
Exercised	(5,037,685)	6.10
Option Exchange, granted	4,326,392	19.26
Option Exchange, exercised	(5,218,291)	14.48
Forfeited	(142,639)	12.85
Outstanding at December 31, 2012	14,741,992	14.53	75,897	4.6
Exercisable at December 31, 2012	5,528,824	$11.92	$42,899	3.8
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA Options granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Options	Weighted average exercise price	Aggregate intrinsic value (000's)	Weighted average remaining life (years)
Outstanding at January 1, 2012	—	$—	$—	—
Granted	328,617	36.82
Exercised	(59,967)	17.65
Option Exchange, granted	160,639	58.80
Option Exchange, exercised	(208,683)	36.01
Forfeited	—	—
Outstanding at December 31, 2012	220,606	58.80	1,977	4.6
Exercisable at December 31, 2012	59,967	$58.80	$537	3.6
Upon employee exercise of the Options, the exercise price is remitted to Liberty in exchange for the shares. The aggregate intrinsic value of all options exercised during the years ended December 31, 2012, 2011 and 2010 was $97 million, $20 million and $18 million, respectively.
The weighted average fair value at date of grant of a LINTA Option granted, excluding the Option Exchange, during the years ended years ended December 31, 2012, 2011 and 2010 was $6.66, $7.32 and $5.38, respectively. The weighted average fair value at date of grant of a LINTA Exchange Option granted during the year ended December 31, 2012 was $6.94. The weighted average fair value at date of grant of a LVNTA Option granted, excluding the Option Exchange, during the year ended December 31, 2012 was $15.22. The weighted average fair value at date of grant of a LVNTA Exchange Option granted during the year ended December 31, 2012 was $25.69.
During the years ended December 31, 2012, 2011 and 2010, the fair value of each LINTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

	2012	2011	2010
Weighted average expected volatility	41.9%	44.8%	46.4%
Expected term (years)	5.2	5.9	4.6
Risk free interest rate	0.8%	1.2%-2.5%	2.3%
Expected dividend yield	—	—	—
During the year ended December 31, 2012, the fair value of each LVNTA Option was determined as of the date of grant using the Black‑Scholes option pricing model with the following assumptions:

2012
Weighted average expected volatility	49.9%
Expected term (years)	4.9
Risk free interest rate	0.6%
Expected dividend yield	—
Expected volatility is based on historical and implied volatilities of LINTA and LVNTA common stock over a period commensurate with the expected term of the Options. The Company estimates the expected term of the Options based on historical exercise and forfeiture data. The volatility used in the calculation for the Options is based on the historical volatility of Liberty's stocks and the implied volatility of publicly traded Liberty options. The Company uses a zero dividend rate and the risk-free rate for Treasury Bonds with a term similar to that of the subject Options.
The fair value of the Options is recognized as expense over the requisite service period, net of estimated forfeitures. Based on QVC's historical experience of option pre-vesting cancellations, the Company has assumed an annualized forfeiture rate of 10% for all participants. We will record additional expense if the actual forfeiture rate is lower than estimated, and will record a recovery of prior expense if the actual forfeiture is higher than estimated.
As of December 31, 2012, 2011 and 2010, the Company recorded $29 million, $18 million and $15 million, respectively, of stock‑based compensation expense related to the Options. The total unrecognized compensation cost related to unvested Options, net of estimated forfeitures, was approximately $64 million as of December 31, 2012. Such amount will be recognized in the Company's consolidated statements of operations. These LINTA Options had a weighted average life of 4.0, 4.1, and 4.9 for the years ended December 31, 2012, 2011 and 2010. These LVNTA Options had a weighted average life of 5.6 years at December 31, 2012.
(b) Restricted stock plan
A summary of the activity of the Liberty Incentive Plan with respect to the LINTA restricted shares granted to QVC employees and officers as of and during the years ended December 31, 2012, 2011 and 2010 is presented below:

	Restricted Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	1,315,310	$3.59
Granted	586,586	12.97
Lapsed	(322,077)	3.60
Forfeited	(61,650)	4.83
Outstanding at December 31, 2010	1,518,169	7.16
Granted	375,160	16.33
Lapsed	(443,478)	6.39
Forfeited	(139,379)	8.69
Outstanding at December 31, 2011	1,310,472	9.83
Granted	657,247	16.84
Lapsed	(490,150)	8.09
Forfeited	(23,421)	13.25
Outstanding at December 31, 2012	1,454,148	$12.75
A summary of the activity of the Liberty Incentive Plan with respect to the LVNTA restricted shares granted to QVC employees and officers as of and during the year ended December 31, 2012 is presented below:

	Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2012	—	$—
Granted	66,350	31.72
Lapsed	(461)	22.78
Forfeited	(347)	36.75
Outstanding at December 31, 2012	65,542	$31.75
As of December 31, 2012, 2011 and 2010, the Company recorded $5 million, $4 million and $3 million, respectively, of stock‑based compensation expense related to these shares. The total unrecognized compensation cost related to restricted shares of LINTA and LVNTA common stock was approximately $12 million as of December 31, 2012. Such amount will be recognized in the Company's consolidated statements of operations. Restricted shares of LINTA common stock had a weighted average life of 2.5, 2.1, and 2.6 years for the years ended December 31, 2012, 2011 and 2010. Restricted shares of LVNTA common stock had a weighted average life of 2.3 years at December 31, 2012.